Receivables and Other Assets - Movement in Allowance for Impairment in Respect of Trade Accounts and Notes Receivable and Other Accounts Receivable (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	₩ 1,311	₩ 1,116	₩ 618
(Reversal of) bad debt expense	(30)	195	498
Balance at the end of the year	1,281	1,311	1,116
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Balance at the beginning of the year	1,632	1,488	1,507
(Reversal of) bad debt expense	(1,155)	144	(19)
Balance at the end of the year	₩ 477	₩ 1,632	₩ 1,488